Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Finance Costs

	Note		2018	2019	2020
Finance costs:
- Interest on bank loans repayable within 5 years			908	519	112
- Interest on corporate bonds, promissory notes and commercial papers repayable within 5 years			1,113	359	312
- Interest on lease liabilities	(i	)	—	1,349	1,234
- Interest on related party loans repayable within 5 years			33	133	122
- Interest on bank loans repayable over 5 years			47	43	38
- Less: Amounts capitalized in CIP	15		(534)	(387)	(206)

Total interest expense			1,567	2,016	1,612
- Net exchange (gain)/loss			(80)	39	46
- Others			138	68	89

			1,625	2,123	1,747

(i)	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2.2(d).